OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Assets pledged as collateral	Assets pledged

(in thousands of $)	December 31, 2016	December 31, 2015
Book value of vessels secured against long-term loans (1)(2)	2,106,062	2,543,012